POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2010
Post Balance Sheet Events Abstract
POST BALANCE SHEET EVENTS

NOTE 43: POST BALANCE SHEET EVENTS

On May 6, 2011, the Bank issued the 5th and 6th series of covered bonds of total amount EUR 1.8 billion under its second covered bonds programme of EUR 15 billion. In particular:

  the 5th series of EUR 500 million matures in September 2013 (with a ten-year extension option) and bears interest at the ECB rate plus a margin of 230 bps; and
  the 6th series of EUR 1.3 billion matures in September 2014 (with a ten-year extension option) and bears interest at the ECB rate plus a margin of 250 bps.

Furthermore, on the same day the Bank proceeded with the cancellation of:

  EUR 650 million covered bonds which was part of the 1st series of EUR 1 billion, issued on November 28, 2008 and was part of the first covered bond programme of EUR 10 billion
  EUR 800 million covered bonds which was part of the 2nd series of EUR 1 billion, issued on November 28, 2008 and was part of the first covered bond programme of EUR 10 billion; and
  EUR 350 million covered bonds which was part of the 5th series of EUR 1 billion, issued on May 11, 2010 and was part of the first covered bond programme of EUR 10 billion.

On May 11, 2011, Finansbank issued USD 500 million Senior Unsecured Notes, with a 5 year maturity and interest at 5.5%, paid semi-annually.

On June 2, 2011,the Bank proceeded with the cancellation of EUR 150 million covered bonds which was part of the 2nd series of EUR 1 billion, issued on November 28, 2008 and was part of the first covered bond programme of EUR 10 billion.

On June 3, 2011, Finansbank's Board of Directors resolved to issue bank bonds with a total principal amount of TL 1 billion with a maturity up to one year.

On June 7, 2011, under the government guaranteed borrowings facility provided by Law 3723/2008 (the second pillar), the Bank issued EUR 1,925.0 million Floating Rate Notes due in June 2014, bearing interest at a rate of three-month Euribor plus 1,200 bps, payable on an annual basis. The bonds are held by the Bank and are currently rated B3 by Moody's.

On June 20, 2011, the Bank issued a second tranche of EUR 1 billion for the 5th series of covered bonds, under its second covered bonds programme of EUR 15 billion, which matures in September 2013 (with a ten-year extension option) and bears interest at the ECB rate plus a margin of 230 bps.

Furthermore, on the same date the Bank proceeded with the cancellation of:

•       EUR 300 million covered bonds which was part of the 1st series of EUR 1 billion, issued on November 28, 2008, and was part of the first covered bonds programme of EUR 10 billion; and

•       EUR 650 million covered bonds which was the remaining part of the 5th series of EUR 1 billion issued on May 11, 2010, and was part of the first covered bonds programme of EUR 10 billion.

On June 23, 2011, the Bank's General Meeting of Shareholders approved the non-payment of dividends to ordinary shareholders as a result of the participation of the Bank in the Hellenic Republic bank support plan and the non-payment of dividends to holders of our non-cumulative non-voting redeemable preference shares and to the Greek State, as sole holder of the 70,000,000 preference shares issued as part of our participation in the Hellenic Republic bank support plan, in accordance with the Bank's Articles of Association, the Law 3965/2011 and the provisions of article 44a in combination with articles 42c and 43 of the Greek Companies Act, which prohibit the payment of dividends in the absence of sufficient distributable funds.